Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share reserved for issuance pursuant to awards under the registrant's Amended and Restated WhiteHawk Minerals Corp. 2026 Equity Incentive Plan (the "2026 Incentive Plan")
Amount Registered | shares	2,674,658
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 69,541,108.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,603.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock, par value $0.0001 per share of the Registrant (the "Class A Common Stock") that become issuable under the 2026 Incentive Plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A Common Stock. Amount Registered represents 2,674,658 shares of Class A Common Stock reserved for issuance under the 2026 Incentive Plan. The number of shares of Class A Common Stock reserved for issuance pursuant to awards under the 2026 Incentive Plan will be increased annually on the first day of each calendar year beginning on and including January 1, 2027 and ending on and including January 1, 2036, by an amount equal to the lesser of (i) 5% of the aggregate number of shares of Class A Common Stock and Class B Common Stock outstanding on an as-converted basis as of the last day of the immediately preceding calendar year and (ii) such smaller number of shares of Class A Common Stock as is determined by the Registrant's board of directors. Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $26.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-295743), as amended, that was declared effective on June 8, 2026.